5. PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Land	$ 12,340	$ 12,340
Buildings and Equipment	448,663	440,413
Furniture, Fixtures and Equipment	3,199	0
Gross	464,202	452,753
Less: Accumulated Depreciation	(6,232)	0
Property and Equipment, net	$ 457,970	$ 452,753